Note 4 - Accounts Receivable and Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of accounts receivable and prepaid expense [text block]
	December 31,	December 31,
	2018	2017
Accounts receivable (Note 9(b))	$300,700	$243,971
Prepaid expenses	103,716	124,992
	$404,416	$368,963